RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Related Party Balances

Related party balances as of June 30, 2021 and 2020 (apart from those disclosed elsewhere in these financial statements) consisted of:

	June 30, 2021	June 30, 2020

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000